Income Tax (Tables)	9 Months Ended
Sep. 30, 2016
Income Tax Disclosure [Abstract]
Components of Provision for Income Tax
The components of the provision for income tax are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
	$	$	$	$
Current	(2,180)	(119)	(3,342)	(745)
Deferred	577	5,584	6,013	6,399
Income tax (expense) recovery	(1,603)	5,465	2,671	5,654